ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES (Schedule of Allowances) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowances for accounts receivable [Member]
Movement of allowances
Beginning of the year	$ 5,152,466	$ 7,638,434	$ 4,869,942
Allowances made during the year	1,540,047	2,516,554	9,526,878
Reversals made during the year	(2,401,464)	(2,943,154)	(4,090,855)
Write off	(1,493)	(1,847,631)	(2,371,420)
Foreign exchange effect	(208,053)	(211,737)	(296,111)
Closing balance	4,081,503	5,152,466	7,638,434
Allowances for other receivables [Member]
Movement of allowances
Beginning of the year	8,882,559	9,130,804	8,904,534
Allowances(reversal) made during the year	1,273,437	(226,533)	234,898
Foreign exchange effect	(67,125)	(21,712)	(8,628)
Closing balance	10,088,871	8,882,559	9,130,804
Allowances for advances for purchases of property, plant and equipment [Member]
Movement of allowances
Beginning of the year	1,960,329	1,286,046	1,306,139
Allowances(reversal) made during the year	30,811	769,367	12,983
Write off	(350)
Foreign exchange effect	(149,647)	(95,084)	(33,076)
Closing balance	1,841,143	1,960,329	1,286,046
Allowances for advances to suppliers [Member]
Movement of allowances
Beginning of the year	4,441,461	4,459,487	4,442,627
Allowances(reversal) made during the year	1,550,615	1,286	26,263
Write off		(49)
Foreign exchange effect	(195,396)	(19,263)	(9,403)
Closing balance	$ 5,796,680	$ 4,441,461	$ 4,459,487